PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	Plant and equipment	Right-of- use assets	Total
	US$	US$	US$
Six Months ended December 31, 2025
Carrying amount at June 30, 2025	21,445,038	3,752,600	25,197,638
Additions	14,445,370	81,552	14,526,922
Disposals	(2,392,942)	(93,686)	(2,486,628)
Depreciation	(941,094)	(360,762)	(1,301,856)
Carrying amount at December 31, 2025	32,556,372	3,379,704	35,936,076
- at cost	35,034,333	4,367,524	39,401,857
- accumulated depreciation and impairment	(2,477,961)	(987,820)	(3,465,781)

Six Months ended December 31, 2024
Carrying amount at June 30, 2024	6,188,697	1,585,115	7,773,812
Additions	5,884,582	2,924,314	8,808,896
Depreciation	(256,919)	(397,122)	(654,041)
Carrying amount at December 31, 2024	11,816,360	4,112,307	15,928,667
- at cost	12,332,678	5,407,386	17,740,064
- accumulated depreciation and impairment	(516,318)	(1,295,079)	(1,811,397)

Carrying amount at June 30, 2025	21,445,038	3,752,600	25,197,638
- at cost	22,350,584	5,444,538	27,795,122
- accumulated depreciation and impairment	(905,546)	(1,691,938)	(2,597,484)